Interest in Other Entities (Tables)	12 Months Ended
Dec. 31, 2021
Interest in Other Entities (Tables) [Line Items]
Schedule of general information
		Company rights in share capital and voting rights
	Main place of the business	%

December 31, 2021
Gix	Israel	34.58%
Automax	Israel	5.63%
Polyrizon	Israel	36.81%
ScoutCam	Israel	27.02%
Elbit Imaging	Israel	5.72%
Fuel Doctor	Israel	35.06%
Revoltz	Israel	19.9%

December 31, 2020
Gix	Israel	8.22%
Automax	Israel	24.92%
Polyrizon	Israel	19.9%
ScoutCam	Israel	60%

Schedule of non-controlling interest
	December 31, 2021	December 31, 2020
	USD in thousands

ScoutCam	-	3,055
Eventer	1,136	178
Jeffs’ Brands	965	-
Charging Robotics	91
Gerd IP	51	-
	2,243	3,233

Schedule of profit (loss) attributed to non-controlling interest
	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands

ScoutCam	(892)	(2,323)
Eventer	(1,112)	(202)
Jeff Brands	(795)	-
Gerd IP	51	-
	(2,748)	(2,525)

Schedule of total investment according to the equity method
	December 31, 2021	December 31, 2020
	USD in thousands

ScoutCam (see note 3C)	10,735	-
Automax (formerly “Matomy”) (see note 3G)	-	547
Gix Internet (see note 3F)	4,867	1,013
Polyrizon (see note 3H)	447	103
Elbit imaging (see note 3J)	975	-
Fuel Doctor holdings Inc. (see note 3L)	-	-
Revoltz (see note 3I)	216	-
Total	17,240	1,663

Schedule of fair value investments in affiliated companies for market price on stock exchange
	December 31, 2021		December 31, 2020
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
ScoutCam	10,735	15,397	-	-
Automax (formerly “Matomy”)	-	-	547	4,363
Gix Internet	4,867	5,854	1,013	927

Schedule of purchase price allocation upon deconsolidation
March 31, 2021
USD in thousands

Fair value of investment	11,843
Total consideration	11,843
ScoutCam’s Equity as of March 31, 2021	22,338
Adjustments to Equity	(5,445)
Equity As adjusted	16,893
Groups share in %	28.06%
4,740

Excess cost to allocate:	7,103

Technology	1,672
Deferred tax liability	(385)
Total intangible assets identified	1,287

Excess purchase price to allocate to goodwill	5,816

Schedule of activity in investment account
April 1, 2021 - December 31, 2021
USD in thousands

Investment as of April 1, 2021	11,843
Group share in losses	(2,044)
Excess cost Amortization-technology	(96)
Share based compensation	540
Exercise of warrants by the Group	234
Group share in exercise warrants by others	218
Group share in forfeited options	32
Additional investment allocated to goodwill	8
Investment as of December 31, 2021	10,735

Year ended December 31, 2021
USD in thousands
Balance as of January 01, 2021	1,013
Group share in losses	(298)
Group share in other comprehensive loss	(227)
Excess cost amortization	(525)
Exercise of the Conversion Right on March 31, 2021	2,586
Exercise of the Conversion Right on June 30, 2021	1,831
Additional purchase on October 1, 2021	222
USD/NIS translation adjustments	265
Balance as of December 31, 2021	4,867

Year ended December 31, 2020
USD in thousands
Balance as of January 01, 2020	1,149
Group share in income	39
Group share in other comprehensive loss	(36)
Excess cost amortization	(219)
USD/NIS translation adjustments	80
Balance as of December 31, 2020	1,013

Schedule of reconciliation to carrying amounts
For the year ended December 31, 2021
USD in thousands
Balance as of January 01, 2021	103
Group share in losses	(50)
Excess cost amortization	(24)
Additional purchase on March 9, 2021	297
Additional purchase on August 25, 2021	121
Balance as of December 31, 2021	447

Schedule of eventer price allocation
15 October, 2020
USD in thousands

Cash consideration invested in Eventer	750
Fair value of earn-out	69
Difference between fair value and par value of loan extended to Eventer	46
Total consideration	865

Less:
Value acquired:
Fair value of net tangible assets acquired	1,090
Non-controlling interest	(521)
Total acquired	569

Goodwill	296

January 4, 2021
USD in thousands

Cash consideration invested in Jeffs’ Brands	1,650
Non- cash consideration invested in Jeffs’ Brands	71
Total consideration	1,721
Less:
Fair value of net assets acquired	2,314
Non-controlling interest	(1,156)
Total acquired	1,158

Goodwill	563

Schedule of short term loans
	December 31, 2021	December 31, 2020
	USD in thousands

Amazon Loans	101	-
Related parties	111	-
Third parties loans	715	-
	927	-

Schedule of purchase price allocation
March 31, 2021
USD in thousands

Purchase price	2,586
Adjusted Company’s Equity	(665)
Excess to Allocation	1,921
Excess purchase price to allocate to customer relationship, net of deferred tax	602
Excess purchase price to allocate to technology, net of deferred tax	890
Goodwill	429
1,921

June 30, 2021
USD in thousands

Purchase price	1,831
Adjusted Company’s Equity	(859)
Excess to Allocation	972
Excess purchase price to allocate to Customer relationship, net of deferred tax	286
Excess purchase price to allocate to technology, net of deferred tax	419
Goodwill	267
972

October 1, 2021
USD in thousands

Purchase Price	222
Adjusted Company’s Equity	58
Excess to Allocation	164
Excess purchase price to allocate to Customer relationship, net of deferred tax	48
Excess purchase price to allocate to technology, net of deferred tax	69
Goodwill	47
164

Schedule of changes in carrying amount of equity-accounted investments
March 24, 2020 - December 31, 2020
USD in thousands
Fair value as of March 24, 2020	137
Additions	1,464
Amortization of excess purchase price of an associate	(546)
Profit for the period – through share of other comprehensive income of associates accounted for using the equity method	38
Balance as of December 31, 2020	1,093
Classified to held for sale	(547)
Equity investment as of December 31, 2020	546

Subsidiaries [member]
Interest in Other Entities (Tables) [Line Items]
Schedule of general information
		Ownership rights held by non-controlling interest
	Main place of the business	%
December 31, 2021
Jeffs’ Brands Ltd.	Israel	49.97%
Eventer Ltd.	Israel	52.31%
Charging Robotics Ltd.	Israel	-
GERD IP Inc	USA	10%

December 31, 2020
Eventer Ltd.	Israel	41.3%
ScoutCam Inc.	Israel	40%

ScoutCam Inc. [Member]
Interest in Other Entities (Tables) [Line Items]
Schedule of statement of financial position
	December 31, 2021	December 31, 2020
	USD in thousands
Current assets	20,212	4,029
Non-current assets	3,334	1,866
Current liabilities	1,309	772
Non-current liabilities	2,621	1,159
Equity	19,616	3,964

Schedule of comprehensive income
	Nine months ended December 31, 2021 (*)	Three months ended March 31, 2021 (*)	Year ended December 31, 2020	Year ended December 31, 2019
	USD in thousands
Revenue	363	24	491	309
Net Loss for the period	(7,381)	(1,606)	(4,667)	(11,927)

Schedule of cash flows
	Three months ended March 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	USD in thousands

Cash flow used in operating activities	(774)	(4,187)	(1,799)
Cash flow used in investing activities	(117)	(276)	(55)
Cash flow from financing activities	10,281	4,506	5,104
Net increase in cash and cash equivalents	9,378	43	3,250

Schedule of consequences of changes in ownership rights
	Three months ended March 31, 2021	Year ended December 31, 2020
	USD in thousands
Change in capital attributed to the owner of ScoutCam as a result of:
Issuance shares and warrants	-	1,956
Loan conversion	-	(136)
Exercise of warrants	264	-
	264	1,820

Schedule of reconciliation to carrying amounts
December 31, 2021
USD in thousands

Equity attributable to ScoutCam shareholders’ as of December 31, 2021	19,615
Adjustments to Equity	(4,883)
Equity As adjusted as of December 31, 2021	14,732
Groups share in %	27.02%
Group share	3,981
Balance of excess cost:
Technology, net of deferred tax	1,146
Goodwill	5,608
Balance as of December 31, 2021	10,735

December 31, 2021
USD in thousands

Equity attributable to Gix shareholders’ as of December 31, 2021	4,129
Adjustments to Equity	(566)
Equity As adjusted as of December 31, 2021	3,563
Groups share in %	34.58%
Group share	1,232
Balance of excess cost:
Technology and customers relationship, net of deferred tax	2,551
Goodwill	1,084
Balance as of December 31, 2021	4,867

December 31, 2020
USD in thousands

Equity attributable to Gix shareholders’ as of December 31, 2020	2,994
Adjustments to Equity	(429)
Equity As adjusted as of December 31, 2020	2,565
Groups share in %	8.22%
Group share	211
Balance of excess cost:
Technology and customers relationship, net of deferred tax	514
Goodwill	288
Balance as of December 31, 2020	1,013

As of December 31, 2019
USD in thousands

Equity attributable to Gix Internet shareholders’ as of Closing Date	3,061
Loss attributable to Gix Internet shareholders’ for the period between Closing Date through December 31,2019	(3,070)
Other comprehensive loss attributable to Gix shareholders’ for the period between Closing Date through December 31,2019	(527)
Increase in capital reverse	2,924
Equity attributable to Gix Internet shareholders’ as of December 31, 2019	2,388
Groups share in %	8.22%
Group share	196
Fair value adjustments	953
Balance as of December 31, 2019	1,149

Eventer Ltd [Member]
Interest in Other Entities (Tables) [Line Items]
Schedule of statement of financial position
	December 31, 2021	December 31, 2020
	USD in thousands (*)

Current assets	3,469	1,335
Non-current assets	1,521	5
Current liabilities	4,282	1,078
Equity	708	262

Schedule of comprehensive income
	Year ended December 31, 2021	October 15, 2020 - December 31, 2020
	USD in thousands (**)
Revenue	1,185	40
Net loss for the period	(2,612)	(490)

Schedule of cash flows
	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands (**)
Cash flow used in operating activities	407	(347)
Cash flow used in investing activities	(370)	52
Cash flow from financing activities	703	1,032
Net increase in cash and cash equivalents	740	737

Schedule of consequences of changes in ownership rights
	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands
Change in capital attributed to the owner of Eventer as a result of:
Recognition of non-controlling interests upon consolidation	-	(370)
Issuance of shares	717	-
Currency translation	41	-
	758	(370)

Jeffs’ Brands Ltd.[Member]
Interest in Other Entities (Tables) [Line Items]
Schedule of statement of financial position
December 31, 2021
USD in thousands
Current assets	2,022
Non-current assets	5,390
Current liabilities	2,211
Non-current liabilities	3,948
Equity	1,253

Schedule of comprehensive income
Year ended December 31, 2021
USD in thousands

Revenue	6,509
Net Profit (Loss) for the period	(1,540)

Schedule of cash flows
Year ended December 31, 2021
USD in thousands

Cash flow used in operating activities	(863)
Cash flow used in investing activities	(4,730)
Cash flow from financing activities	5,695
Net increase in cash and cash equivalents	102

Schedule of consequences of changes in ownership rights
	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands
Change in capital attributed to the owner of Jeffs’ Brands as a result of:
Recognition of non-controlling interests upon consolidation	(1,156)	-
Non-cash consideration upon consolidation	(71)	-
Non-controlling interest share of intercompany financial expenses	126	-
Capital reserve - other loans (note 3E)	108	-
Capital reserve – intercompany loan (note 3E)	(421)	-
	(1,414)	-

Gix Internet Ltd [Member]
Interest in Other Entities (Tables) [Line Items]
Schedule of statement of financial position
	December 31, 2021	December 31, 2020
	USD in thousands (*)

Current assets	23,145	11,515
Non-current assets	19,191	7,405
Current liabilities	26,832	8,748
Non-current liabilities	6,543	2,865
Equity	8,960	7,307
Equity attributable to Gix shareholders	4,130	2,994
Non-controlling interests	4,830	4,312

Schedule of comprehensive income
	Year ended December 31, 2021	Year ended December 31, 2020
	USD in thousands (**)

Revenue	44,827	38,155
Loss for the period	(1,510)	(3,153)
Other comprehensive loss	(396)	(652)
Total comprehensive loss	(1,905)	(1,095)

Automax Ltd [Member]
Interest in Other Entities (Tables) [Line Items]
Schedule of statement of financial position
December 31, 2020
USD in thousands (*)

Current assets	7,641
Current liabilities	3,191
Non-current liabilities	59
Net assets	4,391

Schedule of comprehensive income
March 24, 2020 - December 31, 2020
USD in thousands (**)

Operating loss	(1,122)
Net income	153

Schedule of activity in investment account
December 31, 2021
USD in thousands
Investment as of January 1, 2021 Equity method	546
Held for sale asset	547
Total as of January 1, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	1,553
Additional purchase	279
Securities revaluation	(269)
Currency translation	113
End of the period in Fair value	1,676

Elbit Imaging Ltd [Member]
Interest in Other Entities (Tables) [Line Items]
Schedule of activity in investment account
Year ended December 31, 2021
USD in thousands
Purchase of shares during June and July 2021	1,200
Revaluation – profit and Loss till August 4, 2021	(72)
Reclassification of investment to equity	1,128
Group share in losses	(83)
Impairment	(104)
USD/NIS translation adjustments	34
Balance as of December 31, 2021	975

SciSparc ltd [Member]
Interest in Other Entities (Tables) [Line Items]
Schedule of activity in investment account
December 7, 2021 – December 31, 2021
USD in thousands
Cash investment	825
Revaluation – capital gain	16
Revaluation – Finance income	70
Revaluation – Forward contract	23
Provision- Forward contract	(23)
Investment as of December 31, 2021	911